Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Profit (loss) before taxation	€ 10,228	€ 22,049	€ 10,685
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ 2,455	€ 5,292	€ 2,564
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	3,036	3,388	2,301
- extraordinary contribution effect for companies in energy sector		1,971
- impact pursuant to foreign tax effects of italian entities		66	108
- effect of the valuation of the investments under the equity method	(26)	50	180
- effect due to the tax regime provided for intercompany dividends	7	11	54
- Italian regional income tax (IRAP)	91	(18)	140
- tax effects related to previous years	48	(19)	52
- effect of reversals (impairments) of deferred tax assets	(96)	(241)
- impact pursuant to (reversal) impairment of deferred tax assets	(221)	(2,087)	(666)
- other adjustments	74	(325)	112
Net tax effect	2,913	2,796	2,281
Income tax expense	5,368	8,088	4,845
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 3,026	€ 2,940	€ 2,040